Leasing Arrangements - Weighted Average Remaining Lease Term and Weighted Average Discount Rate (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted average remaining lease term, operating lease	12 years	12 years
Weighted average remaining lease term, finance lease	8 years	9 years
Weighted average discount rate percentage, operating lease	9.30%	8.70%
Weighted average discount rate percentage, finance lease	7.50%	7.50%